Consolidated Statements of Cash Flows - EUR (€)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cash flows from operating activities
Net loss	€ (6,759,225)	€ (6,365,442)	€ (2,112,321)
Adjustments to reconcile net loss to net cash used in operating activities:
Cumulative translation adjustment	9,716	32,011
Depreciation expense	21,143		2,813
Retirement benefit obligation	40,486		24,574
Share-based compensation	415,433		240,043
Gain on purchase of marketable securities	(9,517)
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(377,721)		(1,218,085)
Other non-current assets	(502,229)		443,114
Accounts payable	(692,780)		83,092
Accounts payable - related party	(21,768)		252,607
Accrued expenses	245,976		(329,451)
Accrued expenses - related party	143,174		40,218
Other current liabilities	(86,603)		7,203
Other non-current liabilities	(6,214)
Net cash used in operating activities	(7,580,129)		(2,566,193)
Cash flows from investing activities
Purchase of marketable securities	(9,989,030)
Purchases of fixed assets	(12,437)		(2,813)
Net cash used in investing activities	(10,001,467)		(2,813)
Cash flows from financing activities
Financing activities
Net cash provided by financing activities
Net increase (decrease) in cash and cash equivalents	(17,581,596)		(2,569,006)
Cash and cash equivalents at beginning of period	29,794,856	34,671,156	37,240,162
Cash and cash equivalents at end of period	€ 12,213,260	€ 29,794,856	€ 34,671,156